UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2014

Date of reporting period: December 31, 2014

Item 1.	Reports to Stockholders.

Citi Market Pilot 2030

and 2040 Funds

Annual Report | December 31, 2014

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

The Citi Market Pilot Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-CITI-FUN; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

SHAREHOLDER LETTER

Dear Shareholders:

We are pleased to send you the Annual Report for the Citi Market Pilot 2030 and 2040 Funds (the “Funds”) for the period ended December 31, 2014. The Funds’ Investor Class Shares (I shares) returned 7.15% and 7.16%, respectively, from commencement of operations on March 4, 2014 to the period ended December 31, 2014. As a comparison, the S&P Target Date 2030 and 2040 Indices returned 5.26% and 5.38% respectively during the same period.

Given the positive impacts from quantitative easing programs in the U.S., the Funds have been primarily invested in the S&P 500 due to the strong positive momentum (13.66% return for the year ended December 31, 2014) coupled with low realized volatility during the same period. The average allocations across sectors have been US Investment Grade Bonds (8%), Commodities (5%), US Treasuries (2%), the S&P 500 (57%), US Inflation-Protected Treasury Bonds (5%), Developed ex. US Equities (3%), and Emerging Market Equities (20%).

The outlook for 2015 is uncertain with the reduction of tailwinds in the U.S. from the ending of the quantitative easing program. Momentum may shift to non-U.S. equities in 2015 given potential stimulus programs in Europe and Japan and the divergence in economic policy in the U.S. An increase in equity volatility may result in an increased allocation to Fixed Income. A continued strong U.S. Dollar may result in lower exposure to Commodities.

Niaz Haider

February 19, 2015

The S&P Target Date 2030 and 2040 indices correspond to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a pre-determined schedule related to the respective target date.

Quantitative Easing (“QE”): is a monetary policy used by a central bank to stimulate an economy when standard monetary policy has become ineffective. A central bank implements QE by buying specified amounts of financial assets thus raising the prices of those financial assets and lowering their yield while simultaneously increasing the monetary base.

Mutual fund investing involves risk, including loss of principal. Asset allocations may not protect against market risk. Investment in the Funds is subject to the risks of the underlying funds. In addition to normal risks associated with investing, investments in smaller companies typically exhibit higher volatility. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. The Funds may invest in derivatives, which are often more volatile than other investments and may magnify the Funds’ gains or losses.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

GROWTH OF A $10,000 INVESTMENT (Unaudited)

Total Return for the Period Ended December 31, 2014*
Cumulative Inception to Date
Citi Market Pilot 2030 Fund	7.15%
Citi Market Pilot 2030 Index(1)	8.68%

*	The Fund commenced operations on March 4, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

(1)

The Citi Market Pilot 2030 Index is a proprietary index sponsored and maintained by Citigroup Global Markets Limited (the “IndexSponsor”), an affiliate of the Adviser. The Fund is intended to meet the needs of investors planning to retire and leave the work force, or anticipating a need to fund college costs or other major expenses, in or within a few years of 2030 (“target year”).

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

GROWTH OF A $10,000 INVESTMENT (Unaudited)

Total Return for the Period Ended December 31, 2014*
Cumulative Inception to Date
Citi Market Pilot 2040 Fund	7.16%
Citi Market Pilot 2040 Index(1)	8.68%

*	The Fund commenced operations on March 4, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

(1)

The Citi Market Pilot 2040 Index is a proprietary index sponsored and maintained by Citigroup Global Markets Limited (the “IndexSponsor”), an affiliate of the Adviser. The Fund is intended to meet the needs of investors planning to retire and leave the work force, or anticipating a need to fund college costs or other major expenses, in or within a few years of 2040 (“target year”).

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT 2030 FUND
DECEMBER 31, 2014

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS SHORT-TERM INVESTMENT — 97.2%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (A)* (Cost $5,204,123)	5,204,123	$5,204,123

Total Investments — 97.2% (Cost $5,204,123)		$5,204,123

The open futures contracts held by the Fund at December 31, 2014 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation
S&P 500 Index EMINI	40	Mar-2015	$4,104,800	$19,607
U.S. 10-Year Treasury Note	2	Mar-2015	253,594	746
U.S. Long Treasury Bond	2	Mar-2015	289,125	5,997

				$26,350

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $5,356,301.

(A)	Rate shown is the 7-day effective yield as of December 31, 2014.

Cl — Class

S&P — Standard & Poor’s

*	The Fund’s investment in the SEI Daily Income Trust Government Fund represents greater than 50% of the Fund’s total investments. The SEI Daily Income Trust Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Government Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“U.S. GAAP”):

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$5,204,123	$—	$—	$5,204,123

Total Investments in Securities	$5,204,123	$—	$—	$5,204,123

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$26,350	$—	$—	$26,350

Total Other Financial Instruments	$26,350	$—	$—	$26,350

** Futures contracts are valued at the unrealized appreciation on the instrument.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT 2040 FUND
DECEMBER 31, 2014

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
SHORT-TERM INVESTMENT — 97.2%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (A)* (Cost $5,205,893)	5,205,893	$5,205,893

Total Investments — 97.2% (Cost $5,205,893)		$5,205,893

The open futures contracts held by the Fund at December 31, 2014 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation
S&P 500 Index EMINI	40	Mar-2015	$4,104,800	$19,607
U.S. 10-Year Treasury Note	2	Mar-2015	253,594	746
U.S. Long Treasury Bond	2	Mar-2015	289,125	5,997

				$26,350

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $5,358,000.

(A)	Rate shown is the 7-day effective yield as of December 31, 2014.

Cl — Class

S&P — Standard & Poor’s

*	The Fund’s investment in the SEI Daily Income Trust Government Fund represents greater than 50% of the Fund’s total investments. The SEI Daily Income Trust Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Government Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$5,205,893	$—	$—	$5,205,893

Total Investments in Securities	$5,205,893	$—	$—	$5,205,893

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$26,350	$—	$—	$26,350

Total Other Financial Instruments	$26,350	$—	$—	$26,350

**	Futures contracts are valued at the unrealized appreciation on the instrument.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

STATEMENTS OF ASSETS AND LIABILITIES

	Citi Market Pilot 2030 Fund	Citi Market Pilot 2040 Fund
Assets:
Investments at Value (Cost $5,204,123 and $5,205,893)	$5,204,123	$5,205,893
Cash	9,166	9,128
Cash Collateral on Futures Contracts	143,652	143,644
Variation Margin Receivable	26,350	26,350
Dividends Receivable	87	87
Receivable Due from Adviser	18,985	18,972
Deferred Offering Costs	6,075	6,074
Prepaid Expenses	3,574	3,574

Total Assets	5,412,012	5,413,722

Liabilities:
Payable to Administrator	8,493	8,493
Payable to Trustees	2,226	2,226
Chief Compliance Officer Fees Payable	1,263	1,263
Other Accrued Expenses	43,729	43,740

Total Liabilities	55,711	55,722

Net Assets	$5,356,301	$5,358,000

Net Assets Consist of:
Paid-in Capital	$5,259,646	$5,260,096
Accumulated Net Realized Gain on Investments and Futures	70,305	71,554
Net Unrealized Appreciation on Futures Contracts	26,350	26,350

Net Assets	$5,356,301	$5,358,000

I Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	525,258	525,302

Net Asset Value, Offering and Redemption Price Per Share
I Shares Class	$10.20	$10.20

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
FOR THE PERIOD ENDED
DECEMBER 31, 2014*

STATEMENTS OF OPERATIONS

	Citi Market Pilot 2030 Fund	Citi Market Pilot 2040 Fund
Investment Income
Dividends	$1,064	$1,077

Total Income	1,064	1,077

Expenses
Administration Fees	82,739	82,739
Investment Advisory Fees	36,304	36,308
Trustees’ Fees	8,500	8,501
Chief Compliance Officer Fees	4,600	4,600
Offering Costs	33,009	33,010
Transfer Agent Fees	28,125	28,126
Legal Fees	19,996	19,998
Audit Fees	17,557	17,563
Printing Fees	15,053	14,946
Custodian Fees	4,530	4,530
Registration and Filing Fees	2,118	2,118
Other Expenses	8,880	8,881

Expenses Before Expense Waiver	261,411	261,320

Less:
Waiver of Investment Advisory Fees	(36,304)	(36,308)
Reimbursement from Adviser	(184,531)	(184,431)

Net Expenses	40,576	40,581

Net Investment Loss	(39,512)	(39,504)

Net Realized Gain on:
Investments	4,587	4,587
Futures	364,737	366,428

Net Change in Unrealized Appreciation (Depreciation) on:
Futures	26,350	26,350

Total Net Realized and Unrealized Gain on Investments and Futures	395,674	397,365

Net Increase in Net Assets Resulting from Operations	$356,162	$357,861

*	The Funds commenced operations on March 4, 2014.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
FOR THE PERIOD ENDED
DECEMBER 31, 2014*

STATEMENTS OF CHANGES IN NET ASSETS

	Citi Market Pilot 2030 Fund	Citi Market Pilot 2040 Fund
Operations:
Net Investment Loss	$(39,512)	$(39,504)
Net Realized Gain on Investments and Futures	369,324	371,015
Net Change in Unrealized Appreciation (Depreciation) on Futures	26,350	26,350

Net Increase in Net Assets Resulting in Operations	356,162	357,861

Dividends and Distributions:
Net Realized Gain	(259,507)	(259,957)

Total Dividends and Distributions	(259,507)	(259,957)

Capital Share Transactions:
Issued	5,000,139	5,000,139
Reinvestment of Distributions	259,507	259,957

Net Increase in Net Assets from Capital Share Transactions	5,259,646	5,260,096

Total Increase in Net Assets	5,356,301	5,358,000

Net Assets:
Beginning of Period	—	—

End of Period	$5,356,301	$5,358,000

Accumulated Net Investment Income	$—	$—

Shares Issued and Redeemed:
Issued	500,014	500,014
Reinvestment of Distributions	25,244	25,288

Net Increase in Shares Outstanding from Share Transactions	525,258	525,302

*	The Funds commenced operations on March 4, 2014.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT 2030 FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

I Shares
Period Ended December 31, 2014*
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(1)(2)	(0.08)
Net Realized and Unrealized Gain	0.80

Total from Investment Operations	0.72

Dividends and Distributions from:
Net Realized Gain	(0.52)

Total Dividends and Distributions	(0.52)

Net Asset Value, End of Period	$10.20

Total Return†	7.15%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$5,356
Ratio of Net Expenses to Average Net Assets(3)	0.95%(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(3)	6.12%(4)
Ratio of Net Investment Loss to Average Net Assets(2)(3)	(0.93)%(4)
Portfolio Turnover Rate	333%(5)

*	The Fund commenced operations on March 4, 2014.
(1)	Per share calculations were performed using average shares for the period.
(2)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	The ratios of expenses to average net assets and the net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Annualized.
(5)	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT 2040 FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

I Shares
Period Ended December 31, 2014*
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(1)(2)	(0.08)
Net Realized and Unrealized Gain	0.80

Total from Investment Operations	0.72

Dividends and Distributions from:
Net Realized Gain	(0.52)

Total Dividends and Distributions	(0.52)

Net Asset Value, End of Period	$10.20

Total Return†	7.16%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$5,358
Ratio of Net Expenses to Average Net Assets(3)	0.95%(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(3)	6.12%(4)
Ratio of Net Investment Loss to Average Net Assets(2)(3)	(0.93)%(4)
Portfolio Turnover Rate	333%(5)

*	The Fund commenced operations on March 4, 2014.
(1)	Per share calculations were performed using average shares for the period.
(2)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	The ratios of expenses to average net assets and the net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Annualized.
(5)	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 56 funds. The financial statements herein are those of the Citi Market Pilot 2030 Fund and the Citi Market Pilot 2040 Fund (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of each Fund is to seek performance results that, before fees and expenses, approximate the performance of its designated Citi Market Pilot Index, new proprietary indices sponsored by Citigroup Global Markets Limited, an affiliate of Citigroup First Investment Management Americas LLC (the “Adviser”). Each Fund is intended to meet the needs of investors planning to retire and leave the work force, or anticipating a need to fund college costs or other major expenses, in or within a few years of the Fund’s target year. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

The Funds are registered to offer both A Shares and I Shares. As of December 31, 2014, only I Shares have commenced operations for both Funds.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guideline for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of December 31, 2014, there were no securities valued in accordance with the fair value procedures.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of December 31, 2014, all of the Funds’ investments in securities and other financial investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of the investment classification, refer to the Schedules of Investments for the Citi Market Pilot 2030 Fund and the Citi Market Pilot 2040 Fund.

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended December 31, 2014, there were no Level 3 securities. Transfers, if any, among levels are considered to have occurred as of the end of the year.

For the period ended December 31, 2014, there have been no significant changes to the Funds’ fair value methodologies.

Futures — A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade — known as “contract markets” — approved for such trading and regulated by the Commodity Futures Trading Commission (“CFTC”). These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit “initial margin” with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract’s value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party’s position declines, that party must make additional “variation margin” payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as “marking to the market.”

Although the actual terms of a futures contract calls for the delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

A Fund may incur commission expenses when it opens or closes a futures position.

The following is a summary of the cash collateral on futures contracts held by the Funds as of December 31, 2014:

	Financial Derivative Asset
	Cash Collateral
Fund	Futures	Total
Citi Market Pilot 2030 Fund	$143,652	$143,652
Citi Market Pilot 2040 Fund	143,644	143,644

The effect of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2014 was as follows:

	Asset Derivatives
	December 31, 2014
	Statements of Assets and Liabilities
	Location	Fair Value
Citi Market Pilot 2030 Fund
Equity Index contracts	Net Assets — Unrealized appreciation on futures contracts	$19,607
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	6,743

Total derivatives not accounted for as hedging instruments		$26,350

Citi Market Pilot 2040 Fund
Equity Index contracts	Net Assets — Unrealized appreciation on futures contracts	$19,607
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	6,743

Total derivatives not accounted for as hedging instruments		$26,350

The effect of derivative instruments on the Statements of Operations for the period ended December 31, 2014 is as follows:

Amount of realized gain or (loss) on derivatives recognized in income:
Derivatives Not Accounted for as Hedging Instruments	Futures	Total
Citi Market Pilot 2030 Fund
Equity Index contracts	$346,232	$346,232
Interest rate contracts	26,450	26,450
Commodity contracts	(7,945)	(7,945)

Total	$364,737	$364,737

Citi Market Pilot 2040 Fund
Equity Index contracts	$346,774	$346,774
Interest rate contracts	26,450	26,450
Commodity contracts	(6,796)	(6,796)

Total	$366,428	$366,428

Change in unrealized appreciation on derivatives recognized:
Derivatives Not Accounted for as Hedging Instruments	Futures	Total
Citi Market Pilot 2030 Fund
Equity Index contracts	$19,607	$19,607
Interest rate contracts	6,743	6,743

Total	$26,350	$26,350

Citi Market Pilot 2040 Fund
Equity Index contracts	$19,607	$19,607
Interest rate contracts	6,743	6,743

Total	$26,350	$26,350

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended December 31, 2014, the Funds did not incur any significant interest or penalties. As of and during the period ended December 31, 2014, the Funds did not have a liability for any unrecognized tax benefits.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve months from inception of the Fund. As of December 31, 2014, the remaining amounts still to be amortized for the Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund was $6,075 and $6,074 respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended December 31, 2014 the Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund were each charged $82,739 for these services.

The Trust and the Distributor are parties to a Distribution Plan (the “Plan”). Under the Plan, the Distributor may receive up to 0.25% of the Fund’s average daily net assets attributable to I Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of I Shares of the Fund. No distribution fees were paid as it relates to the I Shares during the period.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

MUFG Union Bank, N.A. (formally Union Bank, N.A.) acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses of the Funds in order to keep total annual Fund operating expenses for I Shares (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Funds, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business (collectively, “excluded expenses”)) from exceeding 0.95% of each Fund’s average daily net assets until May 24, 2015. If at any point during a Fund’s operations total annual Fund operating expenses (not including excluded expenses) are below its respective expense cap, the Adviser may receive from that Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. At December 31, 2014, the amount the Adviser may seek as reimbursement of previously waived fees for the Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund were $220,835 and $220,739 respectively until December 31, 2017. The Adviser may change or cancel this expense limitation at any time.

6. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term securities for the period ended December 31, 2014, are as follows:

Fund	Purchases	Sales
Citi Market Pilot 2030 Fund	$997,379	$1,001,966
Citi Market Pilot 2040 Fund	997,379	1,001,966

There were no purchases or sales of long-term U.S. Government Securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.

Accordingly, the following differences have been reclassified to (from) the following accounts:

Citi Market Pilot Funds	Undistributed Net Investment Income	Accumulated Net Realized Loss
Citi Market Pilot 2030 Fund	$39,512	$(39,512)
Citi Market Pilot 2040 Fund	39,504	(39,504)

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

The tax character of dividends and distributions declared during the period ended December 31, 2014 was as follows:

Citi Market Pilot Funds	Ordinary Income	Long-Term Capital Gain	Total
Citi Market Pilot 2030 Fund 2014	$83,799	$175,708	$259,507
Citi Market Pilot 2040 Fund 2014	83,902	176,055	259,957

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

As of December 31, 2014, the components of Distributable Earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
Citi Market Pilot 2030 Fund	$34,664	$61,991	$—	$—	$96,655
Citi Market Pilot 2040 Fund	35,936	61,968	—	—	97,904

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income, and accumulated net realized gain on investments in primarily attributable to the mark to market tax treatment of section 1256 contracts.

8. Risks:

The Funds expect to use futures or other derivatives to obtain long exposure to certain Index components. Derivatives are often more volatile than other investments and may magnify the Funds’ gains or losses. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. The lack of a liquid secondary market for a derivative may prevent the Funds from closing their derivative positions and could adversely impact their ability to achieve their objective and to realize profits or limit losses. Derivatives are often more volatile than other investments and the Funds may lose more in a derivative than it originally invested in it. Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Futures, swaps or other derivatives may create a leveraged exposure (since the margin required is generally less than the payment due at maturity), but the Funds do not intend to invest on a leveraged basis and intend to maintain cash or cash equivalents equal to any non-margined derivatives exposure.

9. Other:

At December 31, 2014, 100% of total shares outstanding for each Fund within the Citi Market Pilot Funds were held by one record shareholder.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund

and the Shareholders of Citi Market Pilot 2030 Fund and the Citi Market Pilot 2040 Fund

We have audited the accompanying statements of assets and liabilities of Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund (the “Funds”), each a series of shares of beneficial interest in The Advisors’ Inner Circle Fund, including the schedules of investments, as of December 31, 2014, and the related statements of operations and changes in net assets and the financial highlights for the period March 4, 2014 (commencement of operations) through December 31, 2014. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund as of December 31, 2014, and the results of their operations, the changes in their net assets and their financial highlights for the period March 4, 2014 through December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 24, 2015

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in your Fund, and the “Ending Account Value” number is derived from deducting that expense from your Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/01/14	Ending Account Value 12/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Citi Market Pilot 2030 Fund
Actual Fund Return
I Shares	$1,000.00	$1,034.30	0.95%	$4.87
Hypothetical 5% Return
I Shares	1,000.00	1,020.42	0.95	4.84

Citi Market Pilot 2040 Fund
Actual Fund Return
I Shares	$1,000.00	$1,034.30	0.95%	$4.87
Hypothetical 5% Return
I Shares	1,000.00	1,020.42	0.95	4.84

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 18, 2014 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Continued)

Investment Performance of the Funds and the Adviser

The Board was provided with information regarding the Funds’ performance since the Agreement was approved. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

This page is intentionally left blank.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED BOARD MEMBERS[3,4]

ROBERT NESHER 68 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of the Advisors’ Inner Circle Fund III and O’Connor EQUUS. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to September 2013. President and Director of SEI Opportunity Fund, L.P. to 2010.
WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 74 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT BOARD MEMBERS[4]

JOHN K. DARR 70 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.
JOSEPH T. GRAUSE, JR. 62 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 56 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-248-4386. The following chart lists Trustees and Officers as of December 31, 2014.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisor’s Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund PLC, SEI Global Assets Fund PLC, SEI Global Investments Fund PLC, SEI Investments – Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments – Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010 and Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of The The Advisors’ Inner Circle Fund II, Advisors’ Inner Circle Fund III, Bishop Street Funds, O’Connor EQUUS, Winton Series Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director of SEI Investments (Europe), Limited, SEI Investments – Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments – Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership).

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, The Korea Fund, Inc.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited) (Continued)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT BOARD MEMBERS[3] (continued)

MITCHELL A. JOHNSON 72 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.
BETTY L. KRIKORIAN 71 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-Employed Legal and Financial Services Consultant since 2003.
BRUCE R. SPECA 58 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2013 to June 2010.
GEORGE J. SULLIVAN, JR. 71 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.
OFFICERS

MICHAEL BEATTIE 49 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
RAMI ABDEL-RAHMAN 40 yrs. old	Treasurer, Controller and Chief Financial Officer (since 2014)	Director, SEI Investments, Fund Accounting since June 2014. Fund Accounting Director, BNY Mellon from 2006 to 2014.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 56 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

Other Directorships Held by Board Members[4]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, The KP Funds, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds; Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010, Director of the SEI Alpha Strategy Portfolio LP to 2013.

None.
None.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited) (Continued)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
OFFICERS[3] (continued)

RUSSELL EMERY 52 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund II and Bishop Street Funds since 2006; SEI Adviser Managed Trust since 2010, New Covenant Funds since 2012; SEI Insurance Products Trust and The KP Funds since 2013; The Advisors’ Inner Circle Fund III and O’Connor EQUUS, Winton Series Trust since 2014.
DIANNE M. DESCOTEAUX 37 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
JOHN MUNCH 43 yrs. old	Vice President and Assistant Secretary (Since 2012)	Attorney at SEI Investments Company since 2001.
LISA WHITTAKER 36 yrs. old	Vice President and Assistant Secretary (Since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
JOHN Y. KIM 33 yrs. old	Vice President and Secretary (Since 2014)	Attorney, SEI Investments Company (2014-present). Associate Stradley Ronon Stevens & Young (2009-2014).

1	Unless otherwise noted, the business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 56 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

Other Directorships Held by Officer

None.
None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
DECEMBER 31, 2014

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a December 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2014, the Fund is designating the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
Citi Market Pilot 2030 Fund	61.71%	32.29%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
Citi Market Pilot 2040 Fund	67.72%	32.28%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the each aforementioned Fund to designate the maximum amount permitted by the law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of net investment income distributions that is exempt from ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014. Complete information will be computed and reported in conjunction with your 2014 Form 1099-DIV.

Citi Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-CITI-FUN

www.funds.citi.com

Adviser:

Citigroup First Investment Management Americas LLC

388 Greenwich Street

New York, New York 10013

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

CFM-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last fiscal year was as follows:

		2014			2013
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$46,350	$0	$0	$23,500	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$494,996	$0	$0	$0
(d)	All Other Fees	$0	$0	$220,628	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2014			2013
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$22,030	$0	$0	$21,500	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2014
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$34,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0
(c)	Tax Fees	$0	$0	$0
(d)	All Other Fees	$0	$0	$0

(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant ‘s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows (PwC):

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows (E&Y):

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows (BBD):

2014
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal year was $0.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie President

Date: March 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie President

Date: March 10, 2015

By (Signature and Title)*	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman,
Treasurer, Controller & CFO

Date: March 10, 2015

*	Print the name and title of each signing officer under his or her signature.